Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
(11)	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities comprise the following at June 30:

	2014	2013
Accrued wages, bonuses, and benefits	12,420	10,097
Acquired contract obligations	3,696	7,333
Accrued income taxes	3,153	7
Current portion of capital lease obligations	2,585	2,630
Accrued insurance	1,386	893
Accrued professional fees	1,183	1,887
Current portion of retained acquisition contingencies	812	1,466
Accrued property taxes	775	885
Deferred revenue	762	77
Deferred taxes	408	49
Other	11,578	6,032
Total	$38,758	31,356